Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

19.	Contingencies
On March 4, 2020, a putative class action was filed in the United States District Court of Oregon against the Company, certain officers and directors of the Company, and the underwriters in the Company’s IPO. The complaint alleges that the Form
F-1
registration statement and related prospectus for the Company’s IPO (including amendments to and documents incorporated in the registration statement) contained material misstatements and omissions in violation of federal securities laws. Plaintiff claims, among other things, that the registration statement and related prospectus failed to disclose a related party transaction, misrepresented the Company’s financial health, and omitted material information about the Company’s distributors and clients and seeks to recover under Sections 11 and 12 of the Securities Act of 1933. On June 1, 2020, the Company filed a motion to transfer venue to the Southern District of New York (“S.D.N.Y.”). On August 31, 2020, the motion to transfer was granted and the case was transferred to the S.D.N.Y.. On October 7, 2020, an amended complaint was filed in S.D.N.Y. and the plaintiff claims, among other things, that the registration statement and related prospectus failed to disclose three alleged related party transactions. On December 7, 2020, the Company filed a motion to dismiss the amend complaint which was fully briefed on March 8, 2021. On April 5, 2021, Plaintiffs filed a letter motion to dismiss briefing or, in the alternative, convert the motion to dismiss into a motion for summary judgment.
On March 6, 2020, a putative class action making substantially similar allegations concerning the Form
F-1
registration statement and seeking to recover under Section 11 of the Securities Act of 1933 was filed in New York County Supreme Court against the Company and certain officers and directors of the Company. On July 21, 2020, the Court issued an order granting a stay of proceedings and ordering a preliminary conference for July 20, 2021 to report on the status of the federal action.
The management of the Company believes that there may be defenses to one or more of the claims asserted in the lawsuits. The management of the Company has engaged counsel with the intention to vigorously defend these lawsuits.
At the date of issue of the consolidated financial statements, the Company is unable to predict the outcome of these lawsuits, or reasonably estimate a range of possible losses, if any, given the early stage of these lawsuits. Therefore, no contingent liabilities have been recorded by the Company as of
 December 31, 2020 in respect of these lawsuits.
The Company received a letter from a counsel of one of the Company’s suppliers (“the Supplier”) in December 2020, alleging that the Company violated the Supplier’s intellectual property rights. The Supplier seeks monetary compensation and may pursue legal action, unless the parties are able to resolve the dispute. As of the date of issue of the financial statements, both parties are in the process of negotiation to resolve the dispute. The Company is unable to predict the likelihood of an unfavorable outcome of the event or the amount or the range of possible losses, if any. Therefore, no contingent liabilities have been recorded by the Company in respect of the dispute as of December 31,2020.
Also, the Company is and, from time to time, may in the future become, involved in other legal proceedings in the ordinary course of business. The Company currently believes that the outcome of any of these existing legal proceedings, either individually or in the aggregate, will not have a material impact on the operating results, financial condition or cash flows of the Company. With respect to existing legal proceedings, the Company has either determined that the existence of a material loss is not reasonably possible or that it is unable to estimate a reasonably possible loss or range of loss. The Company may incur substantial legal fees, which are expensed as incurred, in defending against these legal proceedings.